EATON VANCE SERIES FUND, INC.

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Series Fund, Inc. (the “Registrant”) on behalf of Eaton Vance Emerging Markets Debt Opportunities Fund (the “Fund”)(1933 Act File No. 333-182175) certifies (a) that the form of prospectus and statement of additional information dated December 1, 2020 used with respect to the Fund, do not differ materially from those contained in Post-Effective Amendment No. 17 (“Amendment No. 17”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 17 was filed electronically with the U.S. Securities and Exchange Commission (Accession No. 0000940394-20-001486) on November 24, 2020.

EATON VANCE SERIES FUND, INC.

on behalf of Eaton Vance Emerging Markets Debt Opportunities Fund

By: /s/ Maureen A. Gemma

     Maureen A. Gemma Esq.

     Secretary

Date: December 2, 2020